SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12:-	SUBSEQUENT EVENTS

On August 5, 2025, following recommendation of the compensation committee, the Company’s board of directors increased the total number of shares reserved for issuance under the Company’s 2010 Plan by 200,000.